Summary of significant accounting policies, estimates and judgments (Policies)	9 Months Ended
Jul. 31, 2023
Statement [Line Items]
Future changes in accounting policy and disclosure
Future changes in accounting policy and disclosure
IFRS 17
Insurance Contracts
(IFRS 17)
In May 2017, the IASB issued IFRS 17 to establish a comprehensive insurance standard which provides guidance on the recognition, measurement, presentation and disclosure of insurance contracts issued and reinsurance contracts held and will replace the existing IFRS 4
Insurance Contracts
(IFRS 4). In June 2020, the IASB issued amendments to IFRS 17, including deferral of the effective date by two years. This new standard is effective for us on November 1, 2023 and is to be applied retrospectively.
Under IFRS 17, insurance contracts are contracts under which we accept significant insurance risk from a policyholder by agreeing to compensate the policyholder if a specified uncertain future event adversely affects the policyholder. Embedded derivatives, investment components and promises to provide non-insurance services, provided specific criteria are met, are separated from the measurement of insurance and reinsurance contracts. Insurance and reinsurance contracts are aggregated into portfolios that are subject to similar risks and are managed together, and then divided into groups based on the period of issuance and profitability. Groups are separately recognized and measured using one of three measurement models depending on the characteristics of the contracts:
•	For insurance contracts with direct participating features, the contracts are measured using the variable fee approach (VFA).
•	For insurance contracts and reinsurance contracts held with a short duration of one year or less, the premium allocation approach (PAA) may be elected.
•	The general measurement method (GMM) is applied to all remaining contracts.
Under the GMM and VFA, the liabilities for remaining coverage and incurred claims for groups of contracts are measured as the sum of the fulfilment cash flows and the contractual service margin (CSM), which are recalculated at the end of each reporting period. The fulfilment cash flows consist of the present value of future cash flows and a risk adjustment for non-financial risk. For insurance contracts, the CSM represents the unearned profit for providing insurance coverage. For reinsurance contracts held, the CSM represents the net cost or net gain of purchasing reinsurance. Under the PAA, the liability for remaining coverage for each group is measured as the premiums received less insurance revenue recognized for services provided, while the liability for incurred claims is measured as the fulfillment cash flows for incurred claims plus adjustment on any financing components. Losses from the recognition of onerous groups of insurance contracts, regardless of the measurement model applied, are recognized in the Consolidated Statements of Income immediately.
The following are key differences between IFRS 17 and IFRS 4:
•
New business profits are deferred and measured as the CSM component of the insurance contract liabilities and amortized into income as insurance contract services are provided, while losses are recognized into income immediately. Under IFRS 4, gains and losses are recognized in income immediately. On July 18, 2023, OSFI released regulatory guidance to allow the inclusion of the CSM in calculating CET1 capital and related ratios, and therefore, we expect no impact on the capital metrics from such reduction in retained earnings resulting from the CSM.

•
Discount rates used in calculating the present value of insurance contract liabilities are based on the characteristics of the insurance contracts unlike IFRS 4 which is based on the assets supporting the liabilities.

•	Presentation and disclosure changes are expected due to the new requirements.
The overall impact of establishing the CSM, as well as other measurement impacts on our assets and liabilities, is expected to result in a reduction to retained earnings on adoption of IFRS 17. While IFRS 17 impacts the timing of profit recognition of insurance contracts, it will have no impact on total profit recognized over the lifetime of these contracts.
Transition
Upon the adoption of IFRS 17, we will apply IFRS 17 retrospectively by adjusting our Consolidated Balance Sheets as at November 1, 2022 and restating the comparative information as at and for the year ended October 31, 2023. The full retrospective approach will be applied for all insurance and reinsurance contracts unless it is impracticable to do so. When impracticable, the fair value approach will be applied, which calculates the CSM or loss component of the liability for remaining coverage as the difference between the fair value of a group of contracts and the fulfillment cash flows measured at the date of transition.
As permitted by IFRS 17, we also expect to change the classification and measurement of certain eligible financial assets held in respect of an activity that relates to insurance contracts upon the adoption of IFRS 17. We will apply these changes retrospectively by adjusting our Consolidated Balance Sheets as at November 1, 2023, the date of the initial application of IFRS 17, with no restatement of comparative information.
The quantification of the transition impacts is in progress, and we expect to provide an estimate in our 2023 Annual Report.
Interest Rate Benchmark Reform
As part of the interest rate benchmark reform, the publication of all remaining USD London Interbank Offered Rate (LIBOR) settings ceased on June 30, 2023. As at July 31, 2023, and consistent with our transition plan, our exposure to financial instruments referencing USD LIBOR is no longer material to our Condensed Financial Statements.